UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

53 State Street

Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: January 1, 2018 to March 31, 2018

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

AGF Global Equity Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 93.7%

Aerospace & Defense - 4.3%
Huntington Ingalls Industries, Inc.	26	6,701
Northrop Grumman Corp.	73	25,486
		32,187
Banks - 8.4%
Banco Santander SA	625	4,072
BNP Paribas SA	46	3,406
ING Groep NV	489	8,243
Intesa Sanpaolo SpA	1,133	4,117
JPMorgan Chase & Co.	259	28,482
Kasikornbank PCL	687	4,658
Komercni banka A/S	206	9,390
Lloyds Banking Group plc	1,210	1,098
		63,466
Beverages - 1.9%
Anheuser-Busch InBev SA/NV	130	14,281

Biotechnology - 2.8%
AbbVie, Inc.	149	14,103
China Biologic Products Holdings, Inc.*	88	7,128
		21,231
Capital Markets - 4.8%
Invesco Ltd.	286	9,155
Moody's Corp.	169	27,259
		36,414
Chemicals - 1.1%
AdvanSix, Inc.*	9	313
Arkema SA	4	522
Nutrien Ltd.	151	7,136
		7,971
Commercial Services & Supplies - 4.8%
Brambles Ltd.	1,019	7,811
Waste Management, Inc.	334	28,096
		35,907
Consumer Finance - 0.6%
Synchrony Financial	143	4,795

Diversified Telecommunication Services - 3.3%
AT&T, Inc.	165	5,882
Nippon Telegraph & Telephone Corp.	414	19,065
		24,947
Electrical Equipment - 1.2%
Schneider Electric SE	101	8,866

Electronic Equipment, Instruments & Components - 3.8%
Keyence Corp.	46	28,550

Energy Equipment & Services - 0.0%(a)
Fred Olsen Energy ASA*	91	135

Equity Real Estate Investment Trusts (REITs) - 0.0%(a)
Keppel REIT	182	168

Food Products - 2.0%
Kraft Heinz Co. (The)	80	4,983
Mondelez International, Inc., Class A	243	10,141
		15,124
Household Durables - 0.8%
Persimmon plc	173	6,141

Household Products - 2.2%
Henkel AG & Co. KGaA	129	16,238

Industrial Conglomerates - 5.3%
Honeywell International, Inc.	245	35,405
Keppel Corp. Ltd.	795	4,711
		40,116
Insurance - 11.5%
Aflac, Inc.	91	3,982
AIA Group Ltd.	1,144	9,679
Brighthouse Financial, Inc.*	17	874
Chubb Ltd.	201	27,491
Hannover Rueck SE	153	20,878
Lincoln National Corp.	47	3,434
MetLife, Inc.	224	10,279
Unum Group	216	10,283
		86,900
Internet Software & Services - 0.5%
Alphabet, Inc., Class C*	4	4,127

IT Services - 0.4%
International Business Machines Corp.	19	2,915

Machinery - 2.1%
AGCO Corp.	249	16,148

Media - 1.7%
Omnicom Group, Inc.	165	11,991
Singapore Press Holdings Ltd.	610	1,172
		13,163
Metals & Mining - 1.9%
Goldcorp, Inc.	259	3,579
Vale SA*	34	435
Vale SA, ADR*	70	890
voestalpine AG	183	9,586
		14,490
Oil, Gas & Consumable Fuels - 5.8%
CNOOC Ltd.	6,027	8,877

See accompanying notes to schedule of investments.

FQF Trust

AGF Global Equity Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)
Exxon Mobil Corp.	158	11,788
Petroleo Brasileiro SA (Preference)*	185	1,200
PTT Exploration & Production PCL	450	1,648
Royal Dutch Shell plc, Class B	167	5,335
TOTAL SA	118	6,698
Williams Cos., Inc. (The)	188	4,674
WPX Energy, Inc.*	242	3,577
		43,797
Pharmaceuticals - 5.4%
Astellas Pharma, Inc.	1,063	16,124
Bristol-Myers Squibb Co.	137	8,665
Roche Holding AG	56	12,834
Teva Pharmaceutical Industries Ltd., ADR	187	3,196
		40,819
Professional Services - 1.5%
Dun & Bradstreet Corp. (The)	99	11,583

Software - 0.6%
Sage Group plc (The)	521	4,672

Technology Hardware, Storage & Peripherals - 7.1%
Canon, Inc.	154	5,576
FUJIFILM Holdings Corp.	201	8,019
Samsung Electronics Co. Ltd., GDR(b)	28	32,088
Western Digital Corp.	87	8,028
		53,711
Tobacco - 7.9%
Altria Group, Inc.	301	18,758
British American Tobacco plc	317	18,373
Philip Morris International, Inc.	224	22,266
		59,397
TOTAL COMMON STOCKS (Cost $708,884)		708,259

EXCHANGE TRADED FUNDS - 10.8%

iShares MSCI ACWI ETF	248	17,782
iShares MSCI China ETF	274	18,788
iShares MSCI Italy ETF	363	11,670
iShares MSCI Japan ETF	313	18,993
iShares MSCI Singapore ETF	264	7,041
iShares MSCI South Korea ETF	99	7,469
TOTAL EXCHANGE TRADED FUNDS (Cost $80,692)		81,743

Total Investments - 104.5% (Cost $789,576)		790,002
Liabilities Less Other Assets - (4.5%)		(33,898)
Net Assets - 100.0%		756,104

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See accompanying notes to schedule of investments.

FQF Trust

AGF Global Equity Fund

Schedule of Investments

March 31, 2018 (Unaudited)

AGF Global Equity Fund invested, as a percentage of net assets, in the following countries as of March 31, 2018:

Australia	1.0%
Austria	1.3%
Belgium	1.9%
Brazil	0.3%
Canada	1.4%
China	2.1%
Czech Republic	1.3%
France	2.6%
Germany	4.9%
Hong Kong	1.3%
Israel	0.4%
Italy	0.6%
Japan	10.2%
Netherlands	1.8%
Norway	0.0	%(a)
Singapore	0.8%
South Korea	4.3%
Spain	0.5%
Switzerland	1.7%
Thailand	0.8%
United Kingdom	4.0%
United States	61.3%
Other(1)	(4.5)%
	100.0%

(a)	Represents less than 0.05% of net assets.
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

AGF Global Sustainable Growth Equity Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 97.3%

Auto Components - 3.3%
Aptiv plc	198	16,824
Delphi Technologies plc	167	7,958
		24,782
Banks - 4.3%
ING Groep NV	1,017	17,144
Intesa Sanpaolo SpA	4,321	15,703
		32,847
Building Products - 11.6%
AO Smith Corp.	349	22,193
Geberit AG (Registered)	39	17,232
Johnson Controls International plc	255	8,986
Kingspan Group plc	403	17,058
Nibe Industrier AB, Class B	857	8,110
Trex Co., Inc.*	137	14,902
		88,481
Chemicals - 12.3%
Albemarle Corp.	62	5,750
Chr Hansen Holding A/S	153	13,157
Croda International plc	485	31,083
Ecolab, Inc.	122	16,722
Johnson Matthey plc	176	7,512
Toray Industries, Inc.	2,054	19,429
		93,653
Commercial Services & Supplies - 3.8%
Waste Connections, Inc.	408	29,274

Electrical Equipment - 5.6%
Legrand SA	310	24,298
Prysmian SpA	399	12,519
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,138	5,510
		42,327
Electronic Equipment, Instruments & Components - 14.4%
Amphenol Corp., Class A	188	16,192
Halma plc	1,385	22,910
Hexagon AB, Class B	223	13,247
Keyence Corp.	55	34,136
Samsung SDI Co. Ltd.	38	6,863
Trimble, Inc.*	449	16,110
		109,458
Energy Equipment & Services - 1.4%
Secure Energy Services, Inc.	1,825	10,397

Equity Real Estate Investment Trusts (REITs) - 1.3%
Equinix, Inc.	24	10,035

Food & Staples Retailing - 1.7%
Sprouts Farmers Market, Inc.*	537	12,603

Food Products - 1.1%
Wessanen	411	8,228

Health Care Equipment & Supplies - 6.8%
Danaher Corp.	222	21,736
IDEXX Laboratories, Inc.*	91	17,416
Medtronic plc	158	12,675
		51,827
Independent Power and Renewable Electricity Producers - 0.8%
Pattern Energy Group, Inc., Class A	336	5,810

Industrial Conglomerates - 3.3%
Roper Technologies, Inc.	89	24,981

Internet Software & Services - 0.2%
MINDBODY, Inc., Class A*	42	1,634

Leisure Products - 1.6%
Shimano, Inc.	84	12,110

Life Sciences Tools & Services - 3.3%
Thermo Fisher Scientific, Inc.	121	24,982

Machinery - 9.4%
Cummins, Inc.	74	11,994
New Flyer Industries, Inc.	256	11,636
Outotec OYJ*	1,020	9,112
Wabtec Corp.	87	7,082
Xylem, Inc.	412	31,691
		71,515
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	252	4,914

Semiconductors & Semiconductor Equipment - 6.9%
Analog Devices, Inc.	179	16,312
First Solar, Inc.*	67	4,756
Monolithic Power Systems, Inc.	128	14,818
NVIDIA Corp.	39	9,032
ON Semiconductor Corp.*	293	7,167
		52,085
Software - 2.6%
Dassault Systemes SE	144	19,561

Specialty Retail - 1.0%
XXL ASA(a)	708	7,262

TOTAL COMMON STOCKS (Cost $724,020)		738,766

See accompanying notes to schedule of investments.

FQF Trust

AGF Global Sustainable Growth Equity Fund

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

MASTER LIMITED PARTNERSHIPS - 2.2%

Independent Power and Renewable Electricity Producers - 2.2%
Brookfield Renewable Partners LP (Cost $18,017)	540	16,791

Total Investments - 99.5% (Cost $742,037)		755,557
Other Assets Less Liabilities - 0.5%		3,668
Net Assets - 100.0%		759,225

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

Abbreviations
OYJ	Public Limited Company

AGF Global Sustainable Growth Equity Fund invested, as a percentage of net assets, in the following countries as of March 31, 2018:

Canada	5.1%
China	0.7%
Denmark	1.7%
Finland	1.2%
France	5.8%
Ireland	2.2%
Italy	3.7%
Japan	8.7%
Netherlands	3.3%
Norway	1.0%
South Korea	0.9%
Sweden	2.8%
Switzerland	2.3%
United Kingdom	8.1%
United States	52.0%
Other(1)	0.5%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedules of Investments

March 31, 2018 (Unaudited)

1.	Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently includes two operational series of the AGF Funds (individually, a “Fund”; collectively, the “Funds”): AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund. Each Fund currently offers Class I and Class R6 shares. Each Fund is classified as a “diversified” Fund, pursuant to the 1940 Act.

Both AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund commenced operations on November 3, 2017.

The investment objective of each Fund is to provide long-term capital growth. There can be no assurance that the Funds will achieve their respective investment objectives.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (‘‘GAAP’’). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and new forms (Form N-PORT and Form N-CEN), as well as amendments to existing forms and rules, including Regulation S-X, to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X include, among other changes, requiring standardized, enhanced disclosures about derivatives in investment company financial statements. The Funds have included disclosure in these financial statements to reflect the amendments to Regulation S-X, which became effective prior to the Funds’ commencement of operations. These amendments had no effect on the Funds’ net assets or results of operations. The compliance dates for Form N-CEN and Form N-PORT are June 1, 2018 and April 1, 2020, respectively.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding. A Fund’s NAV per Share is calculated separately for each class of shares of a Fund.

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2.

Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when a security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2018 (Unaudited)

for a security is materially different than the value that could be realized upon the sale of such security. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2018 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGF Global Equity Fund
Investments
Common Stocks*	$708,259	$—	$—	$708,259
Exchange Traded Funds	$81,743	$—	$—	$81,743
Total Investments	$790,002	$—	$—	$790,002

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGF Global Sustainable Growth Equity Fund
Investments
Common Stocks*	$755,557	$—	$—	$755,557
Total Investments	$755,557	$—	$—	$755,557

* See Schedules of Investments for segregation by industry type.

At March 31, 2018, there were no Level 2 or Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of March 31, 2018.

3.	Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Market Risk. The market value of a Fund’s investments may increase or decrease sharply and unpredictably in response to the real or perceived prospects of individual companies, particular sectors or industries, governments and/or general economic conditions throughout the world. The value of an investment may decline because of general market conditions

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2018 (Unaudited)

that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. During a general downturn in the securities or other markets, multiple asset classes may decline in value and adversely affect a Fund’s net asset value (“NAV”), regardless of the individual results of the securities and other investments in which a Fund invests. These market events may continue for prolonged periods, particularly if they are unprecedented, unforeseen or widespread events or conditions. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

In addition, events in the financial markets and economy may cause volatility and uncertainty and adversely affect Fund performance. For example, a decline in the value and liquidity of securities held by a Fund (including traditionally liquid securities), unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, and an increase in Fund expenses may adversely affect a Fund. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, causing the Fund to modify its existing investment strategies or techniques.

Portfolio Management Risk. Each Fund is actively managed and is therefore subject to investment management risk. The strategies used and investments selected by AGFA may fail to produce the intended result and the Fund may not achieve its objective, including during a period in which AGFA takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. The securities selected for a Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

Equity Securities Risk. Stock markets are volatile. The prices of individual equity securities can rise and fall with the fortunes of the companies that issue them or with general stock market conditions. Changes in the price of individual equity securities held by a Fund will affect such Fund’s NAV. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Sustainable Investing Risk. Because the AGF Global Sustainable Growth Equity Fund focuses on equity securities of companies that AGFA believes meet the concept of sustainable development, but the Fund’s universe of investments may also be smaller than that of other funds that do not focus on sustainable investment themes, which may increase the risk of loss during market declines. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in others, due to their lack of positive exposure to sustainable investment themes. The Fund may have to sell a security when it might otherwise be disadvantageous to do so. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market. There is no guarantee that AGFA’s efforts to focus on investments in companies that meet the concept of sustainable development will be successful or have a positive impact on the Fund’s performance.

Foreign Securities Risk. Foreign investments involve additional risks because financial markets outside of the U.S. may be less liquid and companies may be less regulated and have lower standards of accounting and financial reporting. There may not be an established stock market or legal system that adequately protects the rights of investors. Foreign investments can also be affected by social, political, or economic instability.

Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign governments may impose investment restrictions. In general, securities issued by companies in more developed markets, such as the U.S., Canada and Western Europe, have a lower foreign market risk. Securities issued in emerging or developing markets, such as Southeast Asia or Latin America, tend to have a higher foreign market risk than securities issued in developed markets.

Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, each Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2018 (Unaudited)

securities on those exchanges and at the expected price. In addition, prices of foreign securities may go up and down more frequently and in wider ranges than prices of securities traded in the United States.

Changes to the real or perceived financial condition or credit rating of foreign issuers may also adversely affect the value of a Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ from country to country, there is also the possibility that it will be difficult to obtain or enforce legal judgments in favor of the Fund in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.

A Fund may trade in futures, forward and option contracts on exchanges located outside the U.S. where the U.S. commodity futures regulations may not apply. Some foreign exchanges, in contrast to U.S. exchanges, are “principals’ markets” in which performance with respect to a contract is the responsibility only of the individual member with whom the trader has entered into a contract and not of the exchange or clearinghouse, if any. In the case of trading on such foreign exchanges, the Fund will be subject to the risk of the inability of, or refusal by, the counterparty, to perform with respect to such contracts. A Fund also may not have the same access to certain trades as do various other participants in foreign markets. Due to the absence of a clearinghouse system on certain foreign markets, such markets are significantly more susceptible to disruptions than U.S. exchanges.

Foreign Currency Risk. Securities and other instruments in which the Funds invest may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Each Fund’s NAV is determined on the basis of U.S. dollars; therefore, unless perfectly hedged, a Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time.

Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad. Changes in foreign currency exchange rates may affect the NAV of the Fund and the price of the Fund’s shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.

Depositary Receipts Risk. In some cases, rather than directly holding securities of non-U.S. companies, a Fund may hold these securities through a depositary security and receipt (an “ADR”—American Depositary Receipt, a “GDR”—Global Depositary Receipt, or an “EDR”—European Depositary Receipt). A depositary receipt is issued by a bank or trust company to evidence its ownership of securities of a non-local corporation. Investments in depositary receipts expose the Fund to the same risks as if the Fund invested in the underlying security directly, and exposes the Fund to additional risks. The currency of a depositary receipt may be different than the currency of the non-local corporation to which it relates. The value of a depositary receipt will not be equal to the value of the underlying non-local securities to which the depositary receipt relates as a result of a number of factors. These factors include the fees and expenses associated with holding a depositary receipt, the currency exchange relating to the conversion of foreign dividends and other foreign cash distributions into local currencies, and tax considerations such as withholding tax and different tax rates between the jurisdictions.

In addition, the rights of a Fund, as a holder of a depositary receipt, may be different than the rights of holders of the underlying securities to which the depositary receipt relates, and the market for a depositary receipt may be less liquid than that of the underlying securities. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2018 (Unaudited)

of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. The foreign exchange risk will also affect the value of the depositary receipt and, as a consequence, the performance of the Fund holding the depositary receipt. As the terms and timing with respect to the depositary for a depositary receipt are not within the control of a Fund or its portfolio manager and if the portfolio manager chooses only to hold depositary receipts rather than the underlying security, the Fund may be forced to dispose of the depositary receipt, thereby eliminating its exposure to the non-local corporation, at a time not selected by the portfolio manager of the Fund, which may result in losses to the Fund or the recognition of gains at a time which is not opportune for the Fund. Where the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in a country that does not have developed financial markets, a Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Funds may invest in issuers located in emerging market economies (including frontier market economies). The value of mutual funds that invest in emerging markets may fluctuate more than those that invest in developed markets. In emerging market countries, securities markets may be less liquid, less diverse and may provide less transparency, making it more difficult to buy and sell securities. Also, some emerging markets economies may face political or other non-economic events that may have an impact on the normal functioning of the securities markets. Investments in emerging market economies also subject the Funds to risks relating to: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) lower levels of government regulation and less extensive accounting, financial and other reporting requirements; (vii) high rates of inflation for prolonged periods; and (viii) particular sensitivity to global economic conditions. Sovereign debt of emerging countries may be in default or present a greater risk of default. The same risks exist and may be greater in frontier markets.

Equity-Linked Investments. Equity-linked investments, such as participatory notes, are traded over-the-counter and are designed to replicate the performance of the underlying asset. Equity-linked investments involve additional risks beyond the risks normally associated with a direct investment in the underlying security and its performance may differ from the underlying security’s performance. Holders of equity-linked investments such as participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid. Equity-linked investments allow a Fund to invest in equity securities located in foreign markets which the Fund may be unable or unwilling to invest in directly, and expose the Fund to the risks of the underlying or reference foreign security. In addition, the performance of equity-linked securities may not correlate to the performance of the underlying security due to transaction costs and other expenses. Equity-linked investments also expose a Fund to counterparty risk, which is the risk that the issuer of such investment—which is different from the issuer of the underlying investment—may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when the Fund wishes to sell them. If a counterparty becomes bankrupt or insolvent or otherwise fails or is unwilling to perform its obligations to a Fund due to financial difficulties or for other reasons, the Fund may experience significant losses or delays in obtaining any recovery (including recovery of any collateral the counterparty has provided to a Fund in respect of the counterparty’s obligations to the Fund or that a Fund has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy, or other analogous proceeding.

Hedging Risk. A Fund’s hedging strategies against declines in security prices, financial markets, exchange rates and interest rates may not be successful or cost-effective, and even if they are successful, the Fund’s exposure to a certain risk may not be fully hedged at all times and the Fund may still lose money on a hedged position.

A Fund may enter into foreign currency forward contracts in order to protect against the potential decline in value of its foreign currency-denominated portfolio securities due to a potential decline in the value of the foreign currencies against the U.S. dollar. A foreign currency forward exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. In addition, a Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are correlated.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2018 (Unaudited)

There are several risks associated with the use of futures contracts and futures options as hedging techniques. Investments in forward foreign currency contracts and futures contracts may not perfectly offset actual fluctuations in the exchange rate between foreign currencies and the U.S. dollar, including because currency exchange rates are volatile. In addition, forward foreign currency contracts are OTC contracts that depend on performance by a counterparty; if such counterparty fails to perform, a Fund may lose money. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Liquidity Risk. Investors often describe the speed and ease with which an asset can be purchased or sold and converted into cash as its liquidity. A Fund intends for most of its investments to be sold promptly at a fair price and therefore can be described as relatively liquid. But the Fund may also hold investments that are illiquid, which means that such investments cannot be sold quickly or easily at advantageous times or prices.

Investments may be illiquid for a variety of reasons, including because of legal restrictions, the nature of the investment itself, settlement terms, or for other reasons. Sometimes, there may simply be a shortage of buyers.

Additionally, liquid investments may become illiquid after purchase by a Fund, particularly during periods of adverse market or economic conditions. To the extent that a Fund’s investment strategies involve securities of companies with smaller market capitalizations, non-U.S. securities, or derivatives, the Fund will tend to have the greatest exposure to liquidity risk. A Fund that has trouble selling an investment can lose money or incur extra costs which could prevent the Fund from taking advantage of other investment opportunities. In addition, illiquid investments may be more difficult to value accurately, may experience larger price changes, and may be sold at a price that is different from the price at which it is valued for purposes of the Fund’s NAV. This can cause greater fluctuations in the Fund’s NAV.

Repurchase and Reverse Repurchase Agreements Risk. Through a repurchase agreement, a Fund sells a security at one price and agrees to buy it back from the buyer at a fixed price on a specified date. Repurchase agreements involve certain risks. In entering into repurchase agreements, the Fund is subject to the risk that the purchaser may not fulfill its obligations in a timely manner or at all, and therefore the Fund might suffer a loss to the extent that the Fund is holding cash in an amount that is less than the value of the sold securities at the relevant time. Additionally, the Fund may suffer delays and incur costs or losses in exercising its rights under the agreement.

Through a reverse repurchase agreement, a Fund buys securities for cash from a counterparty at a price set at the date of purchase and at the same time agrees to resell the same securities for cash to the counterparty at a price (usually higher) at a later date. Reverse repurchase agreements involve certain risks. The Fund is subject to the risk that the counterparty may not fulfill its obligation to repurchase the securities in a timely manner or at all, and therefore the Fund might suffer a loss to the extent that the Fund is holding securities which are trading at a price lower than the agreed repurchase price. Further, if the trading price decreases below the price at which the Fund initially bought the security, the Fund will suffer a loss. Additionally, the Fund may suffer delays and incur costs or losses in exercising its rights under the agreement. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Leverage generally has the effect of increasing volatility of the Fund because leveraging tends to exaggerate any increase or decrease in the Fund’s net asset value.

Credit Risk. Credit risk is the risk that an issuer of a bond or other fixed income security will not be able to pay interest or repay the principal when it is due. Credit risk is generally lowest among issuers that have a high credit rating from an independent credit rating agency. It is generally highest among issuers that have a low credit rating or no credit rating. Debt securities issued by companies or governments in emerging markets often have higher credit risk (lower rated debt), while debt securities issued by well-established companies or by governments of developed countries tend to have lower credit risk (higher rated debt). The prices of securities with a low rating or no rating tend to fluctuate more than securities with higher ratings. Securities with a low rating or no rating usually offer higher interest rates, which may help to compensate for the higher credit risk. A Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2018 (Unaudited)

U.S. Government Securities Risk. U.S. Government securities issued directly by the U.S. Government are guaranteed by the U.S. Treasury. U.S. Government securities may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, and are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

Although U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, such securities are nonetheless subject to credit risk (the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.

No assurance can be given that the U.S. Government would provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. These securities, therefore, are riskier than those that are insured or guaranteed by the U.S. Treasury.

Large Shareholders Risk. The Funds are subject to the risk that a large shareholder can purchase or redeem a large percentage of Fund shares at any time. To meet large redemption requests, a Fund may be forced to sell portfolio securities or invest cash at times when it would not otherwise do so. As a result, the Fund’s performance may suffer and the Fund can incur high turnover, brokerage costs, realize gains or losses at inopportune times, lose money or hold a less liquid portfolio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. A Fund may also experience adverse tax consequences as a result of a large shareholder transaction. Under certain circumstances, a Fund may also experience frequent large shareholder transactions.

4.	Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/William H. DeRoche
William H. DeRoche
President
May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William H. DeRoche
William H. DeRoche
President
May 24, 2018

By:	/s/Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
May 24, 2018